Prepaid expenses and other current assets	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

Note 4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Security deposits	$300,000	$300,000
Prepaid income sharing	-	109,317
Prepaid expenses	41,105	52,075
VAT receivable	-	16,348
Total	341,105	477,740
Less: allowance for credit losses	-	-
Prepaid expenses and other current assets, net	$341,105	$477,740

As of September 30, 2025, balance of $69,463 due from Turing was determined to be uncollectible and was fully provided for as a bad debt during the year.

The balance arose primarily because, prior to the disposal of Turing, the Company had made payments on behalf of Turing. Following the disposal, Management assessed the recoverability of the balances due from Turing and concluded that the amounts were no longer recoverable. Consequently, the Company has written off these balances due from Turing.

As of September 30, 2025 and 2024, allowance for credit losses was nil and nil, respectively.